Accumulated Other Comprehensive Losses (Tables)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Losses [Abstract]
Schedule of Accumulated Other Comprehensive Losses
	Balance as of January 1, 2024	Other comprehensive loss, net	Balance as of December 31, 2024
	RMB	RMB	RMB
Foreign currency translation adjustment	(9,344,881)	524,148	(8,820,732)
Total	(9,344,881)	524,148	(8,820,732)

	Balance as of January 1, 2025	Other comprehensive income, net	Balance as of December 31, 2025
	RMB	RMB	RMB
Foreign currency translation adjustment	(8,820,732)	(4,739,930)	(13,560,642)
Total	(8,820,732)	(4,739,910)	(13,560,642)